The effects on the result, considering the probable scenarios, 1 and 2 are shown below: (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Probable Scenario [Member] | Ordinary Shares One [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	R$ (77,353)
Probable Scenario [Member] | Preference Sharesone [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(41,799)
Probable Scenario [Member] | Preference Shares Two [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(9,516)
Scenario I I Three [Member] | Ordinary Shares One [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(386,767)
Scenario I I Three [Member] | Preference Sharesone [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(208,997)
Scenario I I Three [Member] | Preference Shares Two [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(47,580)
Scenario I I Two [Member] | Ordinary Shares One [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(773,534)
Scenario I I Two [Member] | Preference Sharesone [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(417,995)
Scenario I I Two [Member] | Preference Shares Two [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	R$ (95,160)